8. STOCK OPTIONS AND WARRANTS: Schedule of Warrants Activity (Tables)	12 Months Ended
Sep. 30, 2023
Tables/Schedules
Schedule of Warrants Activity

The continuity of warrants for the year ended September 30, 2023 is as follows:

Expiry date		Exercise price	September 30, 2022	Issued	Exercised	Expired	September 30, 2023
October 9, 2022		$1.00	767,037	-	-	(767,037)	-
March 15, 2023	(a)	$0.25	3,820,000	-	(87,860)	(3,732,140)	-
May 19, 2025		$0.625	1,000,000	-	-	-	1,000,000
March 15, 2025	(b)	$0.50	-	87,860	-	-	87,860
Outstanding			5,587,037	87,860	(87,860)	(4,499,177)	1,087,860
Weighted average exercise price			$0.59	$0.50	$0.25	$0.38	$0.61